INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 18       -       INCOME TAXES

A.	Tower Approved Enterprise Status and Statutory Income Rates

Substantially all of Tower’s existing facilities and other capital investments made through 2012 have been granted approved enterprise status, as provided by the Law for the Encouragement of Capital Investment (“Investments Law”).

Tower, as an industrial company located in Migdal Ha’emek, may elect the Preferred Enterprise regime to apply to it under the Investment Law. The election is irrevocable. Under the Preferred Enterprise Regime, Tower’s entire preferred income is subject to the tax rate of 7.5%.

Income not eligible for Preferred Enterprise benefits is taxed at the regular corporate tax rate of 23% for 2018, 24% for 2017 and 25% for 2016.

B.          Income Tax Provision

      The Company’s income tax provision is as follows:

	Year ended December 31,
	2018	2017	2016
Current tax expense:
Local	$2,164	$3,622	$--
Foreign (*)	9,273	6,070	5,948
Deferred tax expense (benefit):
Local (see F below)	9,316	(82,370)	--
Foreign(*) (see E below)	(14,815)	(27,210)	(4,516)
Income tax expense (benefit)	$5,938	$(99,888)	$1,432

	Year ended December 31,
	2018	2017	2016
Profit before taxes:
Domestic	$142,831	$198,008	$168,668
Foreign (*)	(3,514)	3,760	41,930
Total profit before taxes	$139,317	$201,768	$210,598

(*) Foreign are amounts related to Tower’s Japanese and US subsidiaries.

C.          Components of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax assets and liabilities reflected in the balance sheets as of the respective dates (*)

	As of December 31,
	2018	2017
Deferred tax asset and liability - long-term: (**)
Deferred tax assets:
Net operating loss carryforward	$87,325	$96,443
Employees benefits and compensation	4,914	4,891
Accruals and reserves	4,738	3,546
Research and development	12,292	10,528
Others	3,615	2,935
	112,884	118,343
Valuation allowance, see F below	(5,834)	(5,807)
Deferred tax assets	$107,050	$112,536
Deferred tax liabilities:
Depreciation and amortization	(82,001)	(77,092)
Gain on TPSCo acquisition	(1,240)	(15,957)
Others	(750)	(559)
Deferred tax liabilities	$(83,991)	$(93,608)

Presented in long term deferred tax assets	$73,460	$82,852
Presented in long term deferred tax liabilities	$(50,401)	$(63,924)

(*) Deferred tax assets and liabilities relating to Tower for the years 2018 and 2017 are computed based on the Israeli preferred enterprise tax rate of 7.5%.

(**) In 2017, the Company adopted ASU 2015-17 regarding classification of deferred taxes, prospectively, following which, effective 2017, deferred taxes are not presented as current assets.

(***) 2017 amounts are presented to conform to 2018 presentations.

D.	Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance at January 1, 2018	$15,286
Additions for tax positions of current year	716
Reduction due to statute of limitation of prior years	(1,219)
Balance at December 31, 2018	$14,783

Unrecognized tax benefits
Balance at January 1, 2017	$8,969
Additions for tax positions	8,753
Reduction of prior years’ provision	(2,436)
Balance at December 31, 2017	$15,286

Unrecognized tax benefits
Balance at January 1, 2016	$13,538
Additions for tax positions of current year	157
Expiration of prior years’ provision due to TJP closure	(6,472)
Additions for tax positions of prior years	779
Translation differences	967
Balance at December 31, 2016	$8,969

E.	Effective Income Tax Rates

In December 2017, the Tax Cut and Jobs Act (the “Act”) was signed into law, which enacts significant changes to U.S. federal corporate tax and related laws. Some of the provisions of the Act affecting corporations include, but are not limited to: (i) a reduction of the U.S.  Federal corporate income tax rate from 35% to 21%; (ii) limiting the interest expense deduction; (iii) expensing of cost of acquired qualified property; (iv) elimination of the domestic production activities deduction; (v) elimination of Alternative Minimum Tax (“AMT”) and (vi) refundability of AMT credits, which were generated prior to the Act, in 2018 and thereafter.

Tower US Holdings has completed analysis of the Act’s income tax effects. In total, Tower US Holdings recorded in the twelve months ended December 31, 2017 a non-cash income tax benefit in the amount of approximately $13,000 for Act-related impacts. Upon further analysis of certain aspects of the Act and refinement of the calculations during the 12 months ending December 31, 2018, Tower US Holdings found no other adjustment was necessary.

 The reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2018	2017	2016
Tax expense computed at statutory rates, see (*) below	$32,044	$48,433	$52,650
Effect of tax rate change on deferred tax liabilities, net(**)	(478)	(16,078)	--
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(23,150)	(33,298)	(4,772)
Gain on acquisition	--	--	(10,450)
Tax benefits for which deferred taxes were not recorded, see F below	--	(15,103)	(23,489)
Change in Valuation allowance, see F below	(962)	(82,772)	(6,212)
Permanent differences and other, net	(1,516)	(1,070)	(6,295)
Income tax expense (benefit)	$5,938	$(99,888)	$1,432

(*) The tax expense (benefit) was computed based on Tower’s regular corporate tax rate of 23% for 2018, 24% for 2017 and 25% for 2016.
(**) Reduction in tax rates due to the U.S. Tax Reform and reduction in income tax rates in Japan.

F.	Net Operating Loss Carryforward

As of December 31, 2018, Tower had net operating loss carryforward for tax purposes of approximately $1,100,000, which may be carried forward indefinitely. For the year ended December 31, 2016, Tower recorded a valuation allowance for deferred tax assets (see C above) as it was unable to conclude that it is more-likely-than-not that such deferred tax assets would be realized. As of December 31, 2017, Tower concluded that realization of net deferred assets is more likely than not as required by ASC 740-10-30-5(e). Tower considered both positive and negative factors. Positive factors include the Israeli accumulated profit before tax for 2017 and recent years, projections for taxable income in Israel in the near term and the unlimited time for the utilization of the losses carryforward. The negative factors considered include Tower’s history of operating losses, the uncertainty in estimating the future generation of sufficient taxable income in Israel to utilize the loss carryforward of approximately $1,100,000, taking into account that it operates in the cyclical industry of semiconductors and other trends affecting Tower’s ability to sustain its current level of income. Weighing all the above, Tower concluded in 2017 that it is more likely than not that taxable income will be generated and released entirely the valuation allowance related to the Israeli accumulated losses.

The future utilization of Tower US Holdings’ federal net operating loss carryforward to offset future federal taxable income is subject to an annual limitation as a result of ownership changes that have occurred. Additional limitations could apply if ownership changes occur in the future. Jazz has had two “change in ownership” events that limit the utilization of net operating loss carryforward. The first “change in ownership” event occurred in February 2007 upon Jazz Technologies’ acquisition of Jazz Semiconductor. The second “change in ownership” event occurred in September 2008, upon Tower’s acquisition of Jazz. Jazz concluded that the net operating loss limitation for the change in ownership which occurred in September 2008 will be an annual utilization of approximately $2,100 in its tax return.

As of December 31, 2018, Tower US Holdings had federal net operating loss carryforward of approximately $29,500 that will begin to expire in 2022, unless previously utilized.

Tower US Holdings made a Water’s Edge election to file its 2016 California return and the next six years of California returns on this basis.  As such, Tower US Holdings will not be filing on a world-wide basis for the foreseeable future.  As a result of making the election, Tower US Holdings has re-computed the net operating loss carryforward for California as if it had been filing on a Water’s Edge basis. This resulted in a reduction in the amount of California net operating loss carryforward of approximately $107,000 as of December 31, 2017. There was no impact to the tax expense since Tower US Holdings previously maintained a full valuation allowance on its California net deferred tax assets.

As of December 31, 2018, Tower US Holdings had California state net operating loss carryforward of approximately $7,300. The state tax loss carry forward begin to expire in 2028, unless previously utilized.

As of December 31, 2018 and 2017, TPSCo had no net operating loss carryforward.

G.	Final Tax Assessments

Tower possesses final tax assessments through the year 1998. In addition, the tax assessments for the years 1999-2013 are deemed final.

Tower US Holdings is filing the consolidated tax return including Jazz and TJT. Tower US Holdings and its subsidiaries are subject to U.S. federal income tax as well as income tax in multiple states.

With few exceptions, Tower US Holdings is no longer subject to U.S. federal income tax examinations before 2015 and state and local income tax examinations before 2014. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward, and make adjustments up to the amount of the net operating loss carryforward amount.

TPSCo possesses final tax assessments through the year 2016.